THE BEAR STEARNS FUNDS

                               Fixed Income Funds
                             Class A, B and C Shares

                         Prospectus dated August 1, 2002

                  Prospectus Supplement dated December 12, 2002

The section entitled "Fees and Expenses" on page 6 of the Prospectus is replaced with the following:

      Income Portfolio

      This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Portfolio.

  Shareholder Fees (paid directly from your
  investment)(1)                                       Class A  Class B  Class C
--------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases      4.50%     None     None
   (as a percentage of offering price)
--------------------------------------------------------------------------------
  Maximum deferred sales charge (load)                 None(2)  5.00%(3)  1.00%
   (as a percentage of the lower of purchase or sale
   price)
--------------------------------------------------------------------------------
  Sales charge imposed on reinvested dividends           None     None     None
--------------------------------------------------------------------------------
  Redemption fees(4)
   (as a percentage of total redemption proceeds)      1.00%    1.00%    1.00%
-------------------------------------------------------------------------------
  Exchange fees                                          None     None     None
-------------------------------------------------------------------------------
  Annual Portfolio Operating Expenses
  (expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
  Management Fees                                      0.45%    0.45%    0.45%
-------------------------------------------------------------------------------
  Distribution (12b-1) Fees                            0.10%    0.75%    0.75%
-------------------------------------------------------------------------------
  Other Expenses                                       1.45%    1.45%    1.45%
-------------------------------------------------------------------------------
   Shareholder Servicing Fee                           0.25%    0.25%    0.25%
                                                       ----     ----     -----
-------------------------------------------------------------------------------
  Total Other Expenses                                 1.70%    1.70%    1.70%
-------------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses            2.25%    2.90%    2.90%
                                                       ----     ----     -----
-------------------------------------------------------------------------------
  Fee Waiver and Expense Reimbursement                (1.45)%  (1.45)%  (1.45)%
                                                       ----     ----     -----
-------------------------------------------------------------------------------
  Net Expenses(5)                                      0.80%    1.45%    1.45%
                                                       ----     ----     -----
-------------------------------------------------------------------------------

----------
(1) A broker or agent may charge additional fees on the purchase, sale or exchange of Portfolio shares.
(2) You will pay a contingent deferred sales charge ("CDSC") of 1% of the lesser of purchase or sale price of your Class A shares if you sell them up to one year after the date of purchase if you purchased them at net asset value because you purchased $1 million or more of Class A shares.
(3) The Class B deferred sales charge declines over time. See "How the Trust Calculates Sales Charges -- Class B Shares."
(4) The redemption fee will apply to shares you purchase on or after January 2, 2003 and hold for 60 days or less. See the section entitled "Additional Information About Redemptions" for more information on when this fee will apply. Also, there is a transaction fee of $7.50 for wiring redemption proceeds.
(5) The Adviser has agreed to waive a portion of its fee and reimburse certain expenses until at least July 31, 2003, so that the Income Portfolio's net expenses do not exceed the amounts indicated above.

The section entitled "Fees and Expenses" on page 13 of the Prospectus is replaced with the following:

      High Yield Total Return Portfolio

      This table describes the fees and expenses that you may pay if you buy and hold shares of the High Yield Total Return Portfolio (the "High Yield Portfolio").

  Shareholder Fees (paid directly from your
  investment)(1)                                      Class A  Class B  Class C
-------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases     4.50%     None     None
   (as a percentage of offering price)
-------------------------------------------------------------------------------
  Maximum deferred sales charge (load)                None(2)  5.00%(3)  1.00%
   (as a percentage of the lower of purchase or sale
   price)
-------------------------------------------------------------------------------
  Sales charge imposed on reinvested dividends          None     None     None
-------------------------------------------------------------------------------
  Redemption fees(4)
   (as a percentage of total redemption proceeds)      1.00%    1.00%    1.00%
-------------------------------------------------------------------------------
  Exchange fees                                         None     None     None
-------------------------------------------------------------------------------
  Annual Portfolio Operating Expenses
  (expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
  Management Fees                                      0.60%    0.60%    0.60%
-------------------------------------------------------------------------------
  Distribution (12b-1) Fees                            0.10%    0.75%    0.75%
-------------------------------------------------------------------------------
  Other Expenses                                       0.54%    0.54%    0.54%
-------------------------------------------------------------------------------
   Shareholder Servicing Fee                           0.25%    0.25%    0.25%
                                                       ----     ----     -----
-------------------------------------------------------------------------------
  Total Other Expenses                                 0.79%    0.79%    0.79%
-------------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses            1.49%    2.14%    2.14%
                                                       ----     ----     -----
-------------------------------------------------------------------------------
  Fee Waiver and Expense Reimbursement                (0.49)%  (0.49)%  (0.49)%
                                                       ----     ----     -----
-------------------------------------------------------------------------------
  Net Expenses(5)                                      1.00%    1.65%    1.65%
                                                       ----     ----     -----
--------------------------------------------------------------------------------

---------------
(1) broker or agent may charge additional fees on the purchase, sale or exchange of Portfolio shares.
(2) You will pay a CDSC of 1% of the lesser of purchase or sale price of your Class A shares if you sell them up to one year after the date of purchase if you purchased them at net asset value because you purchased $1 million or more of Class A shares.
(3) The Class B deferred sales charge declines over time. See "How the Trust Calculates Sales Charges -- Class B Shares."
(4) The redemption fee will apply to shares you purchase on or after January 2, 2003 and hold for 60 days or less. See the section entitled "Additional Information About Redemptions" for more information on when this fee will apply. Also, there is a transaction fee of $7.50 for wiring redemption proceeds.
(5) The Adviser has agreed to waive a portion of its fee and reimburse certain expenses until at least July 31, 2003, so that the High Yield Portfolio's net expenses do not exceed the amounts indicated above.

Under the section entitled "Additional Information About Redemptions," the following paragraph is inserted before the paragraph entitled "Small Account Transaction Fee" on page 31:

      Redemption Fees. Effective January 2, 2003, each of the Income and High Yield Portfolios will impose a redemption fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares 60 days or less after you purchase them. The redemption fee is paid directly to the relevant Portfolio, and is designed to offset market impact and other costs associated with short-term trading. The redemption fee represents an estimate of the costs that a Portfolio would incur in connection with the purchase or sale of portfolio securities associated with an investor's redemption or exchange. These costs include transfer agency costs, brokerage costs (including dealer "bid-asked" spreads) and market impact costs (i.e., the increase or decrease in market prices that may result when a Portfolio purchases or sells thinly-traded securities or purchases or sells a large amount of securities).

      The redemption fee is neither a sales load nor a CDSC. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to redemption fees. For purposes of determining whether the redemption fee applies, the shares that you have held the longest will be redeemed first. The redemption fee will only apply to shares you purchase on or after January 2, 2003. The redemption fee may not apply in certain circumstances, such as redemptions on certain omnibus accounts, including 401(k) plans, and in the event of shareholder death or disability. The Trust may waive this fee under certain circumstances, including wrap fee programs that are prohibited from assessing charges upon redemption or exchange of shares offered through the program. Please see the statement of additional information ("SAI") for details.

 Please keep this Supplement with your Prospectus for future reference.


                                                                    BSF-S-023-01

                             THE BEAR STEARNS FUNDS

                               Fixed Income Funds
                                 Class Y Shares

                         Prospectus dated August 1, 2002

                  Prospectus Supplement dated December 12, 2002

The section entitled "Fees and Expenses" on page 5 of the Prospectus is replaced with the following:

      Income Portfolio

      This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Portfolio.

        Shareholder Fees (paid directly from your
        investment)(1)                                           Class Y
      ----------------------------------------------------------------------
        Maximum sales charge (load) imposed on purchases          None
          (as a percentage of offering price)
      ----------------------------------------------------------------------
        Maximum deferred sales charge (load)                      None
          (as a percentage of the lower of purchase or sale
          price)
      ----------------------------------------------------------------------
        Sales charge imposed on reinvested dividends              None
      ----------------------------------------------------------------------
        Redemption fees(2)
          (as a percentage of total redemption proceeds)          1.00%
      ----------------------------------------------------------------------
        Exchange fees                                             None
      ----------------------------------------------------------------------
        Annual Portfolio Operating Expenses
        (expenses that are deducted from Portfolio assets)
      ----------------------------------------------------------------------
        Management Fees                                           0.45%
      ----------------------------------------------------------------------
        Distribution (12b-1) Fees                                 0.00%
      ----------------------------------------------------------------------
        Other Expenses                                            1.45%
                                                                  ----
      ----------------------------------------------------------------------
        Total Annual Portfolio Operating Expenses                 1.90%
      ----------------------------------------------------------------------
        Fee Waiver and Expense Reimbursement                     (1.45)%
                                                                  ----
      ----------------------------------------------------------------------
        Net Expenses(3)                                           0.45%
                                                                  ----
      ----------------------------------------------------------------------

----------
(1) A broker or agent may charge additional fees on the purchase, sale or exchange of Portfolio shares.
(2) The redemption fee will apply to shares you purchase on or after January 2, 2003 and hold for 60 days or less. See the section entitled "Additional Information About Redemptions" for more information on when this fee will apply. Also, there is a transaction fee of $7.50 for wiring redemption proceeds.
(3) The Adviser has agreed to waive a portion of its fee and reimburse certain expenses until at least July 31, 2003, so that the Income Portfolio's net expenses do not exceed the amount indicated above.

The section entitled "Fees and Expenses" on page 11 of the Prospectus is replaced with the following:

      High Yield Total Return Portfolio

      This table describes the fees and expenses that you may pay if you buy and hold shares of the High Yield Total Return Portfolio (the "High Yield Portfolio").

        Shareholder Fees (paid directly from your
        investment)(1)                                           Class Y
      ----------------------------------------------------------------------
        Maximum sales charge (load) imposed on purchases          None
          (as a percentage of offering price)
      ----------------------------------------------------------------------
        Maximum deferred sales charge (load)                      None
          (as a percentage of the lower of purchase or sale
          price)
      ----------------------------------------------------------------------
        Sales charge imposed on reinvested dividends              None
      ----------------------------------------------------------------------
        Redemption fees(2)
          (as a percentage of total redemption proceeds)          1.00%
      ----------------------------------------------------------------------
        Exchange fees                                             None
      ----------------------------------------------------------------------
        Annual Portfolio Operating Expenses
        (expenses that are deducted from Portfolio assets)
      ----------------------------------------------------------------------
        Management Fees                                           0.60%
      ----------------------------------------------------------------------
        Distribution (12b-1) Fees                                 0.00%
      ----------------------------------------------------------------------
        Other Expenses                                            0.54%
                                                                  ----
      ----------------------------------------------------------------------
        Total Annual Portfolio Operating Expenses                 1.14%
      ----------------------------------------------------------------------
        Fee Waiver and Expense Reimbursement                     (0.49)%
                                                                  ----
      ----------------------------------------------------------------------
        Net Expenses(3)                                           0.65%
                                                                  ----
      ----------------------------------------------------------------------

----------
(1) A broker or agent may charge additional fees on the purchase, sale or exchange of Portfolio shares.
(2) The redemption fee will apply to shares you purchase on or after January 2, 2003 and hold for 60 days or less. See the section entitled "Additional Information About Redemptions" for more information on when this fee will apply. Also, there is a transaction fee of $7.50 for wiring redemption proceeds.
(3) The Adviser has agreed to waive a portion of its fee and reimburse certain expenses until at least July 31, 2003, so that the High Yield Portfolio's net expenses do not exceed the amount indicated above.

Under the section entitled "Additional Information About Redemptions," the following paragraph is inserted before the paragraph entitled "Small Account Transaction Fee" on page 21:

      Redemption Fees. Effective January 2, 2003, each of the Income and High Yield Portfolios will impose a redemption fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares 60 days or less after you purchase them. The redemption fee is paid directly to the relevant Portfolio, and is designed to offset market impact and other costs associated with short-term trading. The redemption fee represents an estimate of the costs that a Portfolio would incur in connection with the purchase or sale of portfolio securities associated with an investor's redemption or exchange. These costs include transfer agency costs, brokerage costs (including dealer "bid-asked" spreads) and market impact costs (i.e., the increase or decrease in market prices that may result when a Portfolio purchases or sells thinly-traded securities or purchases or sells a large amount of securities).

      The redemption fee is neither a sales load nor a CDSC. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to redemption fees. For purposes of determining whether the redemption fee applies, the shares that you have held the longest will be redeemed first. The redemption fee will only apply to shares you purchase on or after January 2, 2003. The redemption fee may not apply in certain circumstances, such as redemptions on certain omnibus accounts, including 401(k) plans, and in the event of shareholder death or disability. The Trust may waive this fee under certain circumstances, including wrap fee programs that are prohibited from assessing charges upon redemption or exchange of shares offered through the program. Please see the statement of additional information ("SAI") for details.

 Please keep this Supplement with your Prospectus for future reference.

                                                                    BSF-S-023-01

                             THE BEAR STEARNS FUNDS

                   Statement of Additional Information ("SAI")
                              Dated August 1, 2002

                       Supplement dated December 12, 2002

The section entitled "Redemption Fee" on page 64 will now read as follows:

      Redemption Fee. Each of the International Equity Portfolio and (effective January 2, 2003) the Income and High Yield Total Return ("High Yield") Portfolios will impose a redemption fee of 1.00% of the total market value of shares redeemed 60 days or less after you purchase them. The redemption fee, which is paid directly to the relevant Portfolio, is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The redemption fee is neither a sales load nor a CDSC. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to redemption fees. For purposes of determining whether the redemption fee applies, the shares that you have held the longest will be redeemed first. The redemption fee with respect to each of the Income and High Yield Portfolios will only apply to shares purchased on or after January 2, 2003. The redemption fee may not apply in cases of shareholder death or disability, or other circumstances in which the Portfolio would waive a Class A contingent deferred sales charge, as discussed in greater detail in this SAI.

The section entitled "Waivers" on page 67 will now read as follows:

      Waivers. Each of the International Equity, Income and High Yield Portfolios will waive any redemption fee under the following circumstances: (1) the death or disability of a shareholder; (2) redemption by employees participating in eligible benefit plans, including separation of service, and (3) mandatory distribution under a tax-deferred retirement plan. In addition, each of these Portfolios may waive redemption fees with respect to redemption or exchange of shares held through wrap fee programs that are prohibited from assessing charges upon redemption or exchange of shares offered through the program, provided that the wrap fee sponsor has notified the Portfolio or its Transfer Agent in writing, at or before the time of redemption, that it may not assess a redemption fee on its wrap accounts. These waivers may be changed at any time.

 Please keep this Supplement with your Statement of Additional Information for future reference.




                                                                    BSF-S-024-01